INVESTMENT IN JOINT VENTURE (Parentheticals) (Details 2)	3 Months Ended
Mar. 31, 2019 CAD ($)
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%
Amortisation expense	$ 606,265
Pure Sunfarms
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%